Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2021
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2021 and September 30, 2021 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2021		September 30, 2021
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,405	8.01	5,379	8.01
Actual	7,850	11.63	8,244	12.27
Tier 1 capital:
Required (1)	6,418	9.51	6,386	9.51
Actual	9,702	14.37	10,098	15.03
Total risk-based capital:
Required (1)	7,767	11.51	7,729	11.51
Actual	11,385	16.87	11,927	17.76
Leverage Ratio (2) :
Required	6,016	3.00	6,108	3.00
Actual	9,702	4.83	10,098	4.96
MHBK:
Common Equity Tier 1 capital:
Required	2,823	4.50	2,794	4.50
Actual	6,972	11.11	7,340	11.82
Tier 1 capital:
Required	3,764	6.00	3,726	6.00
Actual	8,819	14.05	9,187	14.79
Total risk-based capital:
Required	5,019	8.00	4,967	8.00
Actual	10,400	16.57	10,924	17.59
Leverage Ratio (2) :
Required	5,660	3.00	5,700	3.00
Actual	8,819	4.67	9,187	4.83
MHTB:
Common Equity Tier 1 capital:
Required	82	4.50	81	4.50
Actual	527	28.94	479	26.70
Tier 1 capital:
Required	109	6.00	108	6.00
Actual	527	28.94	479	26.70
Total risk-based capital:
Required	146	8.00	144	8.00
Actual	527	28.94	479	26.71
Leverage Ratio (2) :
Required	138	3.00	129	3.00
Actual	527	11.41	479	11.17

	March 31, 2021		September 30, 2021
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Non-consolidated:
MHBK:
Common Equity Tier 1 cap i tal:
Required	2,648	4.50	2,619	4.50
Actual	6,561	11.14	6,790	11.66
Tier 1 capital:
Required	3,531	6.00	3,492	6.00
Actual	8,406	14.28	8,635	14.83
Total risk-based capital:
Required	4,708	8.00	4,656	8.00
Actual	9,987	16.96	10,355	17.79
Leverage Ratio (2) :
Required	5,343	3.00	5,373	3.00
Actual	8,406	4.72	8,635	4.82
MHTB:
Common Equity Tier 1 capital:
Required	82	4.50	80	4.50
Actual	519	28.63	465	26.03
Tier 1 capital:
Required	109	6.00	107	6.00
Actual	519	28.63	465	26.03
Total risk-based capital:
Required	145	8.00	143	8.00
Actual	519	28.64	465	26.04
Leverage Ratio (2) :
Required	135	3.00	125	3.00
Actual	519	11.51	465	11.15

Notes:
(1)
The required ratios disclosed above, at March 31, 2021 and September 30, 2021, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2021 and September 30, 2021 exclude amounts of deposits to the Bank of Japan.